January 24, 2012

United States Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ohio National Fund, Inc.

Ladies and Gentlemen:

On behalf of Ohio National Fund, Inc. (the “Fund”) we hereby file a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934 relating to a special meeting of the shareholders of the Fund. The meeting has been called by the Board of Directors to elect two Directors, to consider approval of changes to the fundamental policies of each Portfolio and to consider approval of a the reclassification of each Portfolio’s investment objective as non-fundamental.

The Fund is a series company, with 24 separately managed Portfolios. Portfolios have been added over the years, resulting in five different sets of fundamental investment policies and individual investment restrictions within each set for a particular topic (e.g., a policy relating to investment in commodities). To eliminate the confusion and inflexibility caused by this complex set of restrictions, the Fund is asking shareholders to adopt a standard set of fundamental investment restrictions that would apply to all Portfolios. All other investment restrictions that are presently fundamental policies would be changed to non-fundamental policies or eliminated. In addition, shareholders are being asked to approve the reclassification of each Portfolio’s investment objective as non-fundamental. Each of these changes is designed to provide more flexibility to the investment adviser in managing the Portfolios.

To simplify a complex voting process, we intend that voting be conducted on a per-Portfolio basis. Rather than having shareholders vote individually on each policy, shareholders of each Portfolio will be asked in a single proposal to approve the standardization of the fundamental investment restrictions, the elimination of fundamental policies and the reclassification of certain investment policies as non-fundamental. Likewise, shareholders each Portfolio will be asked in a single proposal to approve of the reclassification of all of the Portfolios’ investment objectives.

United States Securities and Exchange Commission

January 24, 2012

The Fund believes that presenting the proxy statement in the manner described above will avoid complex disclosure that may result in significant confusion to shareholders. The proposed voting format will not only simplify the presentation to shareholders, but will make it much easier for shareholders to understand and make an informed decision.

Please call the undersigned at 513-352-6546 with any comments or questions.

Very truly yours,

/s/ Donald S. Mendelsohn

Donald S. Mendelsohn